DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

23.	DEBT

A summary of outstanding debt as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
U.S. dollar denominated floating rate debt
$328.6 million term loan facility	281,009	319,112
$50.0 million term loan facility	39,348	43,880
$250.7 million term loan facility	185,627	250,738
$100.8 million term loan facility	93,075	100,750
$328.4 million term loan facility	200,255	215,529
$321.6 million term loan facility	203,163	222,145
$110.5 million term loan facility (ING)	91,709	98,949
$110.5 million term loan facility (Credit Suisse)	98,166	105,178
$110.5 million term loan facility (Credit Suisse #2)	103,116	110,107
$544.0 million lease financing	490,500	521,071
$42.9 million term loan facility	39,325	41,708
$62.5 million term loan facility	57,292	60,764
$133.7 million term loan facility	131,229	—
$58.5 million term loan facility (SEB)	58,500	—
$58.5 million term loan facility (KFW)	58,500	—
Total U.S. dollar denominated floating rate debt	2,130,814	2,089,931
U.S. dollar denominated fixed rate debt
$275.0 million revolving credit facility	209,700	60,000
Total U.S. dollar denominated fixed rate debt	209,700	60,000
Secured borrowings	—	6,251
Total debt	2,340,514	2,156,182
Short-term debt and current portion of long-term debt	189,286	167,082
Deferred charges	24,318	20,176
Long-term portion of debt	2,126,910	1,968,924

The outstanding debt as of December 31, 2021 is repayable as follows:

(in thousands of $)
2022	189,286
2023	777,085
2024	211,244
2025	336,218
2026	164,992
Thereafter	661,689
2,340,514

$250.7 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $250.7 million to refinance the $466.5 million loan facility maturing in April 2021. The new facility matures in May 2025, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years counting as from delivery date from the yard. In November 2020, the Company drew down $250.7 million and repaid the outstanding balance of the original facility of $252.4 million. The facility is fully drawn down as of December 31, 2021. In the year ended December 31, 2021, the sale of two LR2 tankers resulted in a prepayment of $46.5 million under the facility.
$50.0 million term loan facility
In May 2020, the Company signed a restated and amended senior secured term loan facility with Nordea in an amount of up to $50.0 million to refinance the $60.6 million loan facility maturing in March 2021. The new facility matures in March 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 20 years. In July 2020, the Company drew down $45.0 million and repaid the outstanding balance of the original facility of $42.4 million. The facility is fully drawn down as of December 31, 2021.

$328.6 million term loan facility
In July 2020, the Company entered into a senior secured term loan facility with a number of banks in an amount of up to $328.6 million to refinance the $500.1 million loan facility maturing in December 2020. The new facility matures in February 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years counting as from delivery date from the yard. In July 2020, the Company drew down $328.6 million and repaid the outstanding balance of the original facility of $328.6 million. The facility is fully drawn down as of December 31, 2021.

$275.0 million revolving credit facility
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The $275.0 million facility carries an interest rate of 6.25%. The original facility was available to the Company for a period of 18 months from the first utilization date and was repayable in full on the 18 month anniversary of the first utilization date. There were no scheduled loan repayments before this date. The facility does not include any financial covenants and will be used to part finance the Company's current newbuilding program, partially finance potential acquisitions of newbuildings or vessels on the water and for general corporate purposes.

The Company repaid $60.0 million in the year ended December 31, 2020 and up to $215.0 million remained available and undrawn under this facility as of December 31, 2020. In February 2021, the Company extended the terms of the facility by 12 months. Following the extension, the facility was repayable in May 2022. $60.0 million of the extended facility was recorded as long-term debt as of December 31, 2020.

In November 2021, the Company extended the terms of the facility by 12 months to May 2023. In the year ended December 31, 2021, the Company drew down $149.7 million under the facility to finance installments for the six VLCCs under construction, the deposits on two 2019 built VLCCs and for general corporate purposes. $65.3 million remains available and undrawn under this facility as of December 31, 2021. The balance outstanding is included in long-term debt as of December 31, 2021.

$100.8 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with ING and Credit Suisse in an amount of up to $100.8 million to refinance the $109.2 million loan facility maturing in June 2021. The new facility matures in November 2025, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 17 years counting as from delivery date from yard. In November 2020, the Company drew down $100.8 million and repaid the outstanding balance of the original facility of $84.3 million. The facility is fully drawn down as of December 31, 2021.

$328.4 million term loan facility
In August 2016, the Company signed a senior secured term loan facility in an amount of up to $328.4 million with China Exim Bank. The facility matures in 2029, carries an interest rate of LIBOR plus a margin in line with the Company's other facilities and has an amortization profile of 18 years. The Company drew down $109.0 million in the year ended December 31, 2016 in connection with one LR2 tanker and two Suezmax tanker newbuildings, which were delivered in the year. The Company drew down a further $165.9 million in the year ended December 31, 2017 in connection with two Suezmax tankers and three LR2/Aframax tankers delivered in the year. The facility is fully drawn down as of December 31, 2021.

$110.5 million term loan facility (Credit Suisse)
In December 2016, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The Company drew down $54.9 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. The Company drew down $54.9 million in the year ended December 31, 2018 in connection with one VLCC delivered in the period. The Company extended the facility by $15.0 million in the year ended December 31, 2019. The facility is fully drawn down as of December 31, 2021.

$321.6 million term loan facility
In February 2017, the Company signed a second senior secured term loan facility in an amount of up to $321.6 million. The facility provided by China Exim Bank is insured by China Export and Credit Insurance Corporation. The facility matures in 2033, carries an interest rate of LIBOR plus a margin in line with the Company's other credit facilities and has an amortization profile of 15 years. The Company drew down $252.7 million in the year ended December 31, 2017 in connection with four Suezmax tankers and three LR2/Aframax tankers delivered in the period. The Company drew down $32.0 million in the year ended December 31, 2018 in connection with one LR2 tanker delivered in the period. The facility is fully drawn down as of December 31, 2021.

$110.5 million term loan facility (Credit Suisse #2)
In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with Credit Suisse. The facility matures in 2024, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The Company drew down $54.9 million in the year ended December 31, 2018 in connection with one VLCC delivered in the period. The Company drew down $55.3 million in the year ended December 31, 2019 in connection with one VLCC delivered in the period. The Company extended the facility by $15.0 million in the year ended December 31, 2019. The facility is fully drawn down as of December 31, 2021.

$110.5 million term loan facility (ING)
In June 2017, the Company signed a senior secured term loan facility in an amount of up to $110.5 million with ING. The facility matures in 2023, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The Company drew down $55.3 million in the year ended December 31, 2017 in connection with one VLCC delivered in the period. The Company drew down $55.3 million in the year ended December 31, 2019 in connection with one VLCC delivered in the period. The Company extended the facility by $4.1 million in the year ended December 31, 2019 and drew down the $4.1 million in connection with the installation of an EGCS on the VLCC delivered in the period. The facility is fully drawn down as of December 31, 2021.

$544.0 million lease financing
In March 2020, the Company signed a sale-and-leaseback agreement in an amount of $544.0 million with ICBCL to finance the cash amount payable upon closing of the Acquisition, which took place on March 16, 2020. The lease financing has a tenor of seven years, carries an interest rate of LIBOR plus a margin of 230 basis points, has an amortization profile of 17.8 years and includes purchase options for the Company throughout the term with a purchase obligation at the end of the term. The Company is precluded from accounting for the sale of the vessels due to the purchase obligation at the end of the term which prevents the lessor from obtaining control of the vessels and as such the lease has been accounted for as a secured borrowing, with the vessels recorded under "Vessels and equipment, net". The facility is fully drawn down as of December 31, 2021.

$42.9 million term loan facility
In November 2019, the Company signed a senior secured term loan facility in an amount of up to $42.9 million with Credit Suisse to partially finance the delivery of one Suezmax tanker. The facility matures five years after the vessel's delivery date, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. In May 2020, the Company drew down $42.9 million under the facility in connection with the delivery of one Suezmax tanker. The facility is fully drawn down as of December 31, 2021.

$62.5 million term loan facility
In May 2020, the Company signed a senior secured term loan facility in an amount of up to $62.5 million with Crédit Agricole to partially finance the delivery of one VLCC. The facility matures five years after the vessel's delivery date, carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. In June 2020, the Company drew down $62.5 million under the facility in connection with the delivery of one VLCC. The facility is fully drawn down as of December 31, 2021.

$133.7 million term loan facility
In November 2020, the Company entered into a senior secured term loan facility with CEXIM and Sinosure in an amount of up to $133.7 million to partially finance four LR2 tanker newbuildings. The facility has a tenor of 12 years, carries an interest rate of LIBOR plus a margin in line with the Company's other loan facilities and has an amortization profile of 17 years commencing on the delivery date from the yard. The Company drew down $33.4 million in March 2021, $33.4 million in April 2021, $33.4 million in September 2021 and $33.4 million in November 2021 under the facility to partially finance the delivery of four LR2 tankers. The facility is fully drawn down as of December 31, 2021.

$58.5 million term loan facility (SEB)
In September 2021, the Company entered into a senior secured term loan facility in an amount of up to $58.5 million with SEB to partially finance the acquisition of one 2019-built VLCC. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In October 2021, the Company took delivery of the vessel and drew down $58.5 million under the facility to partially finance the delivery. The facility is fully drawn down as of December 31, 2021.
$58.5 million term loan facility (KFW)
In September 2021, the Company entered into a senior secured term loan facility in an amount of up to $58.5 million with KFW to partially finance the acquisition of one 2019-built VLCC. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. In November 2021, the Company took delivery of the vessel and drew down $58.5 million under the facility to partially finance the delivery. The facility is fully drawn down as of December 31, 2021.

$130.0 million term loan facility
In October 2021, the Company entered into a senior secured term loan facility in an amount of up to $130.0 million with DNB to partially finance the acquisition of two of the six resale VLCC newbuilding contracts. The facility has a tenor of five years, carries an interest rate of LIBOR plus a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The facility was fully undrawn as of December 31, 2021.

$65.0 million term loan facility (ABN)
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from ABN AMRO Bank N.V. to partially finance the acquisition of one of the six resale VLCC newbuilding contracts. The facility will have a tenor of five years, carry an interest rate of LIBOR plus a margin of 170 basis points and have an amortization profile of 20 years commencing on the delivery date from the yard. The facility was fully undrawn as of December 31, 2021.

$65.0 million term loan facility (KFW)
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from KFW to partially finance the acquisition of one of the six resale VLCC newbuilding contracts. The facility will have a tenor of five years, carry an interest rate of LIBOR plus a margin of 170 basis points and have an amortization profile of 20 years commencing on the delivery date from the yard. The facility was fully undrawn as of December 31, 2021.

$65.0 million term loan facility (ING)
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from ING Bank to partially finance the acquisition of one of the six resale VLCC newbuilding contracts. The facility will have a tenor of five years, carry an interest rate of LIBOR plus a margin of 170 basis points and have an amortization profile of 20 years commencing on the delivery date from the yard. The facility includes a sustainability margin adjustment linked to the fleet sustainability score. The facility was fully undrawn as of December 31, 2021.

$65.0 million term loan facility (Crédit Agricole)
In December 2021, the Company entered into a senior secured term loan facility in an amount of up to $65.0 million from Crédit Agricole to partially finance the acquisition of one of the six resale VLCC newbuilding contracts. The facility will have a tenor of five years, carry an interest rate of LIBOR plus a margin of 170 basis points and have an amortization profile of 18 years commencing on the delivery date from the yard. The facility was fully undrawn as of December 31, 2021.

As of December 31, 2021, the weighted average margin on our short-term and current portion of long-term LIBOR denominated floating rate debt was 194 basis points (2020: 196 basis points).

Secured borrowings
As of December 31, 2020, the Company had entered into a forward contract to repurchase the 1.3 million shares of Golden Ocean in March 2021 for $6.2 million, with the shares recorded in marketable securities pledged to creditors and a liability recorded as of December 31, 2020 within short-term debt for $6.3 million, after adjusting for the effect of foreign exchange. The Company was required to post collateral of 20% of the total repurchase price for the duration of the agreement which was held in Restricted cash as of December 31, 2020. In the year ended December 31, 2021, the Company sold the Golden Ocean shares previously held as marketable securities pledged to creditors. See Note 13 for further details.

Debt restrictions
The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Restricted cash does not include cash balances of $67.0 million (2020: $103.5 million), which represents 64% (2020: 100%) of the cash required to be maintained by the financial covenants in our loan agreements. The Company is permitted to satisfy up to 50% of the cash requirements by maintaining a committed undrawn credit facility with a remaining availability of greater than 12 months. The Company did not satisfy any of the minimum cash requirements with a committed undrawn credit facility as of
December 31, 2020 because the Company's senior unsecured facility agreement with an affiliate of Hemen was repayable in May 2021 as of this date. In November 2021, the Company extended the terms of the facility by 12 months to May 2023. These amounts are included in Cash and cash equivalents. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2021.

Assets pledged

(in thousands of $)	2021	2020
Vessels, net	3,477,283	3,306,863

Deferred charges

(in thousands of $)	2021	2020
Debt arrangement fees	41,691	31,129
Accumulated amortization	(17,373)	(10,953)
	24,318	20,176

The Company paid $8.1 million of debt arrangement fees in the year ended December 31, 2021 (2020: $16.5 million). The Company paid a $3.4 million guarantee fee to an affiliate of Hemen in the year ended December 31, 2019, further details can be found in Note 27. The Company recognized $1.3 million of the guarantee fee within Interest expense in the year ended December 31, 2020 (2019: $2.1 million).